Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Cash Equivalents, at Carrying Value	$ 0	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits, accrued interests and penalties	0	0
Cash, FDIC Insured Amount	250,000	250,000
Deferred underwriting fee	7,700,000	7,700,000
Accrued legal expense	4,057,943	1,514,044
Accrued printing Expense	586,083	5,000
Accrued due diligence expense	754,802	385,000
Accrued regulatory filing fee	70,000	70,000
Accrued accounting expense	2,701	793
Accrued professional fee expense	179,660
Business combination, Accrued legal expenses	2,500,000
Business combination, Accrued consulting expense	369,802
Business combination, Accrued other transactional related expenses	982,493
Common Class A [Member] | IPO [Member]
Accounting Policies [Line Items]
Transaction costs incurred in connection with initial public offering	12,488,190	12,488,190
Deferred offering costs	388,190	388,190
Underwriting fee	4,400,000	4,400,000
Deferred underwriting fee	$ 7,700,000	$ 7,700,000